                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number   811-21852
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                       RIVERSOURCE RETIREMENT SERIES TRUST
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               (Exact name of registrant as specified in charter)


 50606 Ameriprise Financial Center, Minneapolis, Minnesota           55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
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Date of fiscal year end:     4/30
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Date of reporting period:5/18/06*-6/30/06
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* Start of operations

     RiverSource Retirement Plus 2010 Fund

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

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     RiverSource Retirement Plus 2015 Fund

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

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     RiverSource Retirement Plus 2020 Fund

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

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     RiverSource Retirement Plus 2025 Fund

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

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     RiverSource Retirement Plus 2030 Fund

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.
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     RiverSource Retirement Plus 2035 Fund

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

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     RiverSource Retirement Plus 2040 Fund

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

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     RiverSource Retirement Plus 2045 Fund

The Fund did not vote proxies relating to portfolio securities during the period covered by the report.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                  RiverSource Retirement Series Trust




By (Signature and Title)*     /s/ William F. Truscott
                              -----------------------
                                  William F. Truscott
                                  President

Date                              August 28, 2006


* Print the name and title of each signing officer under his or her signature.